Debt securities in issue - Narrative (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation notes	£ 4,131	£ 4,451
Covered bonds	20,120	23,980
Securitisation programme
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation notes	4,131	4,451
Instruments providing security for notes	33,752	34,584
Covered bond programme
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Covered bonds	20,120	23,980
Instruments providing security for bonds	31,698	34,960
Restricted cash deposits	4,674	3,930
Subsidiaries | Securitisation programme
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation notes	(27,038)	(27,448)
Subsidiaries | Covered bond programme
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Covered bonds	0	100
External parties and subsidiaries | Securitisation programme
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation notes	31,169
Instruments providing security for notes		31,899
External parties and subsidiaries | Covered bond programme
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Covered bonds	£ 20,120	£ 24,080